Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstract]
Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets	The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:
	December 31,
	2022	2023

Domestic (Israel)	$10,982	$17,646
United States	1,759	3,029
Japan	541	486

Total property and equipment, net and right-of-use assets	$13,281	$21,161